Income Taxes (Summary of Deferred Income Tax Expense (Recovery)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ (1,061)	$ (1,306)
Deferred income tax expense (recovery), other comprehensive income	183	(452)
Deferred income tax expense (recovery), business combination and other	(12)	(32)
Total deferred income tax expense (recovery)	(890)	(1,790)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(126)	(127)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(126)	(127)
Trading loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(1)	(2)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(1)	(2)
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(154)	(9)
Deferred income tax expense (recovery), other comprehensive income	(15)	12
Deferred income tax expense (recovery), business combination and other	0	(113)
Total deferred income tax expense (recovery)	(169)	(110)
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	82	(53)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	(12)
Total deferred income tax expense (recovery)	82	(65)
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(43)	(5)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(43)	(5)
Land, buildings, equipment, other depreciable assets, and right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	105	(194)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	3
Total deferred income tax expense (recovery)	105	(191)
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	291	(754)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	(12)	5
Total deferred income tax expense (recovery)	279	(749)
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(494)	(66)
Deferred income tax expense (recovery), other comprehensive income	219	(443)
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(275)	(509)
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(56)	(5)
Deferred income tax expense (recovery), other comprehensive income	(21)	(21)
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(77)	(26)
Deferred (income) expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(591)	11
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(591)	11
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(102)	(122)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	85
Total deferred income tax expense (recovery)	(102)	(37)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	28	20
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	$ 28	$ 20